Loans and Related Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2014
Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2014 and December 31, 2013 (in thousands):

As of December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$17,904	$5,697	$137	$-	$23,738
Real estate - commercial	70,369	15,297	3,037	1,297	90,000
Real estate - construction	12,934	3,486	3,957	336	20,713
Real estate - mortgage	128,898	5,611	4,280	1,887	140,676
Obligations of states and political subdivisions	15,708	22	-	-	15,730
Personal	3,987	57	-	-	4,044
Total	$249,800	$30,170	$11,411	$3,520	$294,901

As of December 31, 2013	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$20,388	$5,658	$235	$-	$26,281
Real estate - commercial	56,867	11,706	5,620	278	74,471
Real estate - construction	15,803	292	1,754	1,832	19,681
Real estate - mortgage	130,706	3,995	4,272	1,486	140,459
Obligations of states and political subdivisions	12,674	28	-	-	12,702
Personal	4,204	-	-	-	4,204
Total	$240,642	$21,679	$11,881	$3,596	$277,798

Impaired Loans by Loan Portfolio Class

The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2014 and December 31, 2013 (in thousands):

	As of December 31, 2014			As of December 31, 2013
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$1	$1	$-	$94	$94	$-
Real estate - commercial	2,264	2,357	-	2,017	2,142	-
Real estate - construction	336	664	-	504	813	-
Real estate - mortgage	3,056	4,324	-	3,353	4,751	-

With an allowance recorded:
Real estate - commercial	$-	$-	$-	$238	$238	$26
Real estate - construction	-	-	-	1,478	1,502	93
Real estate - mortgage	896	937	150	365	394	45

Total:
Commercial, financial and agricultural	$1	$1	$-	$94	$94	$-
Real estate - commercial	2,264	2,357	-	2,255	2,380	26
Real estate - construction	336	664	-	1,982	2,315	93
Real estate - mortgage	3,952	5,261	150	3,718	5,145	45
	$6,553	$8,283	$150	$8,049	$9,934	$164

	Year Ended December 31, 2014			Year Ended December 31, 2013			Year Ended December 31, 2012
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$48	$1	$2	$127	$-	$-	$199	$14	$-
Real estate - commercial	2,141	62	49	2,345	96	24	2,492	119	3
Real estate - construction	420	-	-	1,254	2	6	1,362	-	-
Real estate - mortgage	3,205	76	71	1,920	64	24	1,371	-	-

With an allowance recorded:
Real estate - commercial	$119	$-	$-	$119	$-	$-	$-	$-	$-
Real estate - construction	739	-	-	838	-	-	674	-	15
Real estate - mortgage	631	-	5	1,253	-	7	2,503	-	-

Total:
Commercial, financial and agricultural	$48	$1	$2	$127	$-	$-	$199	$14	$-
Real estate - commercial	2,260	62	49	2,464	96	24	2,492	119	3
Real estate - construction	1,159	-	-	2,092	2	6	2,036	-	15
Real estate - mortgage	3,836	76	76	3,173	64	31	3,874	-	-
	$7,303	$139	$127	$7,856	$162	$61	$8,601	$133	$18

Nonaccrual Loans by Classes of the Loan Portfolio

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2014 and December 31, 2013 (in thousands):

Nonaccrual loans:	December 31, 2014	December 31, 2013
Commercial, financial and agricultural	$-	$10
Real estate - commercial	1,717	1,331
Real estate - construction	336	1,982
Real estate - mortgage	3,193	2,629
Total	$5,246	$5,952

Loan Portfolio Summarized by the Past Due Status

The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2014 and December 31, 2013 (in thousands):

As of December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$2	$12	$-	$14	$23,724	$23,738	$-
Real estate - commercial	388	61	1,717	2,166	87,834	90,000	-
Real estate - construction	-	104	336	440	20,273	20,713	-
Real estate - mortgage	498	1,326	2,968	4,792	135,884	140,676	400
Obligations of states and political subdivisions	-	-	-	-	15,730	15,730	-
Personal	17	-	-	17	4,027	4,044	-
Total	$905	$1,503	$5,021	$7,429	$287,472	$294,901	$400

As of December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$19	$-	$10	$29	$26,252	$26,281	$-
Real estate - commercial	35	1,092	947	2,074	72,397	74,471	61
Real estate - construction	239	7	1,801	2,047	17,634	19,681	-
Real estate - mortgage	1,239	2,130	2,585	5,954	134,505	140,459	251
Obligations of states and political subdivisions	-	-	-	-	12,702	12,702	-
Personal	23	1	-	24	4,180	4,204	-
Total	$1,555	$3,230	$5,343	$10,128	$267,670	$277,798	$312

Troubled Debt Restructurings on Financing Receivables

The following table summarizes information regarding troubled debt restructurings by loan portfolio class as of and for the years ended December 31, 2014 and 2013, in thousands of dollars.

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
As of December 31, 2014
Accruing troubled debt restructurings:
Real estate - mortgage	7	$402	$430	$401

Non-accruing troubled debt restructurings:
Real estate - mortgage	1	364	371	366
	8	$766	$801	$767

As of December 31, 2013
Accruing troubled debt restructurings:
Real estate - commercial	1	$64	$61	$61
Real estate - mortgage	6	706	714	714
	7	$770	$775	$775

Allowance for Loan Losses and Recorded Investments in Loans Receivable

The following tables summarize loans and the activity in the allowance for loan losses by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the years ended December 31, 2014, 2013 and  2012 (in thousands):

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2014	$253	$534	$212	$1,246	$-	$42	$2,287
Charge-offs	(20)	(92)	(18)	(125)	-	(20)	(275)
Recoveries	4	5	-	-	-	2	11
Provisions	(15)	218	(39)	179	-	14	357
Ending balance	$222	$665	$155	$1,300	$-	$38	$2,380

As of December 31, 2014	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$222	$665	$155	$1,300	$-	$38	$2,380
evaluated for impairment
individually	$-	$-	$-	$150	$-	$-	$150
collectively	$222	$665	$155	$1,150	$-	$38	$2,230

Loans:
Ending balance	$23,738	$90,000	$20,713	$140,676	$15,730	$4,044	$294,901
evaluated for impairment
individually	$1	$2,264	$336	$3,952	$-	$-	$6,553
collectively	$23,737	$87,736	$20,377	$136,724	$15,730	$4,044	$288,348

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2013	$179	$463	$202	$2,387	$-	$50	$3,281
Charge-offs	(4)	-	(117)	(1,281)	-	(29)	(1,431)
Recoveries	13	-	-	-	-	9	22
Provisions	65	71	127	140	-	12	415
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287
As of December 31, 2013	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287
evaluated for impairment
individually	$-	$26	$93	$45	$-	$-	$164
collectively	$253	$508	$119	$1,201	$-	$42	$2,123

Loans:
Ending balance	$26,281	$74,471	$19,681	$140,459	$12,702	$4,204	$277,798
evaluated for impairment
individually	$94	$2,255	$1,982	$3,718	$-	$-	$8,049
collectively	$26,187	$72,216	$17,699	$136,741	$12,702	$4,204	$269,749

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2012	$195	$455	$442	$1,771	$-	$68	$2,931
Charge-offs	(25)	-	(193)	(852)	-	(1)	(1,071)
Recoveries	8	-	-	-	-	2	10
Provisions	1	8	(47)	1,468	-	(19)	1,411
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281

As of December 31, 2012	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281
evaluated for impairment
individually	$-	$-	$91	$1,036	$-	$-	$1,127
collectively	$179	$463	$111	$1,351	$-	$50	$2,154

Loans:
Ending balance	$19,296	$69,187	$18,092	$153,122	$12,769	$5,034	$277,500
evaluated for impairment
individually	$160	$2,672	$2,202	$2,628	$-	$-	$7,662
collectively	$19,136	$66,515	$15,890	$150,494	$12,769	$5,034	$269,838

Restructured Loan [Member]
Troubled Debt Restructurings on Financing Receivables

The following table summarizes loans whose terms have been modified resulting in troubled debt restructurings during 2014 and 2013, in thousands of dollars.

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
Year ended December 31, 2014
Accruing troubled debt restructurings:
Real estate - mortgage	3	$92	$92	$87
	3	$92	$92	$87

Year ended December 31, 2013
Accruing troubled debt restructurings:
Real estate - commercial	1	$64	$61	$61
Real estate - mortgage	6	706	714	714
	7	$770	$775	$775